Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED WORLD INVESTMENT SERIES INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2015
Supplement [Text Block]	fwisi_SupplementTextBlock	Federated Emerging Market Debt Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES (TICKER IHIAX)
CLASS B SHARES (TICKER IHIBX)
CLASS C SHARES (TICKER IHICX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JANUARY 31, 2015

Effective August 1, 2015, the Blended Index will be added as an additional supplemental benchmark to the Fund. Accordingly, under the heading entitled "Fund Summary Information," please delete the "Average Annual Total Return Table" section in its entirety and replace it with the following:

"Average Annual Total Return Table

The Fund's IS class commenced operations on March 30, 2012. For the period prior to commencement of operations of IS class, the performance information shown is for the Fund's A class. The performance of A class has not been adjusted to reflect the expenses of IS class since IS class has a lower expense ratio than the expense ratio of A class. The performance of A class has been adjusted to remove any voluntary waiver of Fund expenses related to A class that may have occurred during the period prior to commencement of operations of IS class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class, and after-tax returns for B, C and IS classes will differ from those shown below for A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2014)
	1 Year	5 Years	10 Years
A:
Return Before Taxes	(4.69)%	5.06%	6.57%
Return After Taxes on Distributions	(7.59)%	2.74%	4.00%
Return After Taxes on Distributions and Sale of Fund Shares	(1.88)%	3.11%	4.21%
B:
Return Before Taxes	(5.90)%	4.91%	6.40%
C:
Return Before Taxes	(1.81)%	5.22%	6.24%
IS:
Return Before Taxes	0.06%	6.13%	6.99%
JPMorgan Emerging Markets Bond Index Global [1] (reflects no deduction for fees, expenses or taxes)	5.53%	7.27%	7.68%
The Blended Index [2]	1.66%	5.61%	6.92%
Morningstar Emerging Market Bond Funds Average [3]	(0.80)%	4.92%	6.70%

1The JPMorgan Emerging Markets Bond Index Global tracks total returns for traded external debt instruments in the emerging markets.

2The Blended Index is an equally weighted composite of the JPMorgan Emerging Markets Bond Index Global, JPMorgan Corporate Emerging Markets Bond Index and the JPMorgan Government Bond Index-Emerging Markets-Unhedged. The JPMorgan Emerging Markets Bond Index Global tracks total returns for traded external debt instruments in the emerging markets; the JPMorgan Corporate Emerging Markets Bond Index tracks total returns of US dollar-denominated debt instruments issued by corporate entities in Emerging Markets countries, and the JPMorgan Government Bond Index – Emerging Markets - Unhedged tracks local government bond debt.

3Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges."
Federated Emerging Market Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fwisi_SupplementTextBlock	Federated Emerging Market Debt Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES (TICKER IHIAX)
CLASS B SHARES (TICKER IHIBX)
CLASS C SHARES (TICKER IHICX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JANUARY 31, 2015

Effective August 1, 2015, the Blended Index will be added as an additional supplemental benchmark to the Fund. Accordingly, under the heading entitled "Fund Summary Information," please delete the "Average Annual Total Return Table" section in its entirety and replace it with the following:

"Average Annual Total Return Table

The Fund's IS class commenced operations on March 30, 2012. For the period prior to commencement of operations of IS class, the performance information shown is for the Fund's A class. The performance of A class has not been adjusted to reflect the expenses of IS class since IS class has a lower expense ratio than the expense ratio of A class. The performance of A class has been adjusted to remove any voluntary waiver of Fund expenses related to A class that may have occurred during the period prior to commencement of operations of IS class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class, and after-tax returns for B, C and IS classes will differ from those shown below for A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2014)
	1 Year	5 Years	10 Years
A:
Return Before Taxes	(4.69)%	5.06%	6.57%
Return After Taxes on Distributions	(7.59)%	2.74%	4.00%
Return After Taxes on Distributions and Sale of Fund Shares	(1.88)%	3.11%	4.21%
B:
Return Before Taxes	(5.90)%	4.91%	6.40%
C:
Return Before Taxes	(1.81)%	5.22%	6.24%
IS:
Return Before Taxes	0.06%	6.13%	6.99%
JPMorgan Emerging Markets Bond Index Global [1] (reflects no deduction for fees, expenses or taxes)	5.53%	7.27%	7.68%
The Blended Index [2]	1.66%	5.61%	6.92%
Morningstar Emerging Market Bond Funds Average [3]	(0.80)%	4.92%	6.70%

1The JPMorgan Emerging Markets Bond Index Global tracks total returns for traded external debt instruments in the emerging markets.

2The Blended Index is an equally weighted composite of the JPMorgan Emerging Markets Bond Index Global, JPMorgan Corporate Emerging Markets Bond Index and the JPMorgan Government Bond Index-Emerging Markets-Unhedged. The JPMorgan Emerging Markets Bond Index Global tracks total returns for traded external debt instruments in the emerging markets; the JPMorgan Corporate Emerging Markets Bond Index tracks total returns of US dollar-denominated debt instruments issued by corporate entities in Emerging Markets countries, and the JPMorgan Government Bond Index – Emerging Markets - Unhedged tracks local government bond debt.

3Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges."